CAPITAL STRUCTURE FINANCIAL POLICIES	12 Months Ended
Dec. 31, 2019
CAPITAL STRUCTURE FINANCIAL POLICIES
CAPITAL STRUCTURE FINANCIAL POLICIES

27. CAPITAL STRUCTURE FINANCIAL POLICIES

The company's primary capital management strategy is to maintain a conservative balance sheet, which supports a solid investment grade credit rating profile. This objective affords the company the financial flexibility and access to the capital it requires to execute on its growth objectives.

The company's capital is primarily monitored by reviewing the ratios of net debt to funds from operations(1) and total debt to total debt plus shareholders' equity.

Net debt to funds from operations is calculated as short-term debt plus total long-term debt less cash and cash equivalents, divided by funds from operations for the year then ended.

Total debt to total debt plus shareholders' equity is calculated as short-term debt plus total long-term debt divided by short-term debt plus total long-term debt plus shareholders' equity. This financial covenant under the company's various banking and debt agreements shall not be greater than 65%.

The company's financial covenant is reviewed regularly and controls are in place to maintain compliance with the covenant. The company complied with financial covenants for the years ended December 31, 2019 and 2018. The company's financial measures, as set out in the following schedule, were unchanged from 2018. The company believes that achieving its capital target helps to provide the company access to capital at a reasonable cost by maintaining solid investment grade credit ratings. The company operates in a fluctuating business environment and ratios may periodically fall outside of management's targets. The company addresses these fluctuations by capital expenditure reductions and sales of non-core assets to ensure net debt achieves management's targets.

($ millions)	Capital Measure Target	December 31, 2019	December 31, 2018

Components of ratios

Short-term debt		2 155	3 231

Current portion of long-term debt		—	229

Current portion of long-term lease liabilities		310	—

Long-term debt		12 884	13 890

Long-term lease liabilities		2 621	—

Total debt		17 970	17 350

Less: Cash and cash equivalents		1 960	2 221

Net debt		16 010	15 129

Shareholders' equity		42 042	44 005

Total capitalization (total debt plus shareholders' equity)		60 012	61 355

Funds from operations(1)		10 818	10 172

Net debt to funds from operations	<3.0 times	1.5	1.5

Total debt to total debt plus shareholders' equity	20% – 35%	30%	28%

(1)	Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.